FINANCIAL INSTRUMENTS (Details) - Recurring basis - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Financial assets	₺ 1,833,639	₺ 8,975,208
Money market funds
Financial instruments
Financial assets	18	6,086,003
Mutual funds
Financial instruments
Financial assets	1,794,871	2,889,205
Venture capital investment funds
Financial instruments
Financial assets	38,750
Level 1
Financial instruments
Financial assets	1,794,889	8,975,208
Level 1 | Money market funds
Financial instruments
Financial assets	18	6,086,003
Level 1 | Mutual funds
Financial instruments
Financial assets	1,794,871	₺ 2,889,205
Level 3
Financial instruments
Financial assets	38,750
Level 3 | Venture capital investment funds
Financial instruments
Financial assets	₺ 38,750